Non-operating Revenue	12 Months Ended
Dec. 31, 2017
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Non-operating Revenue

NOTE 9 – NON-OPERATING REVENUE

Non-operating revenue mainly consists of rental revenue. For the fiscal year ended December 31, 2017 and 2016, Yangshuo has recognized its rental revenue in an amount of $31,139 and $26,852, respectively.

The following is a schedule by years of minimum future rentals on non-cancelable operating leases as of December 31, 2017:

Year ending December 31:
2018	$24,486
2019	9,561
2020	6,444
Total minimum future rentals receivable	$40,491

Tang Dynasty Investment Group Limited [Member]
Non-operating Revenue

NOTE 9 – NON-OPERATING REVENUE

Non-operating revenue mainly consists of rental revenue. For the fiscal year ended December 31, 2017, the Company recognized its rental revenue in an amount of $31,139.

The following is a schedule by years of minimum future rentals on non-cancelable operating leases as of December 31, 2017:

Year ending December 31:
2018	$24,486
2019	9,561
2020	6,444
Total minimum future rentals receivable	$40,491